Share-based payments - Summary of number of shares in active share option plans (Details)	12 Months Ended
	Dec. 31, 2023 Option shares	Dec. 31, 2022 Option
Performance Shares | Share option plan, granted in 2012 | Options outstanding (exercisable)
Share-based payments
At beginning of period		168,551
Shares lapsed		(125)
Shares exercised		(168,426)
At end of period
Performance Shares | Share option plan, granted in 2013 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	495	16,964
Shares vested	(495)	(16,964)
Performance Shares | Share option plan, granted in 2013 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,042,134	1,025,307
Shares lapsed	(10,026)
Shares vested	495	16,964
Shares exercised	(1,032,534)	(137)
At end of period	69	1,042,134
Performance Shares | Share option plan, granted in 2014 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	14,985	19,487
Shares vested	(14,985)	(19,487)
Performance Shares | Share option plan, granted in 2014 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,196,188	1,188,070
Shares lapsed		(2)
Shares vested	14,985	19,487
Shares exercised	(59,322)	(11,367)
At end of period	1,151,851	1,196,188
Performance Shares | Share option plan, granted in 2015 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	15,985	21,107
Shares vested	(15,985)	(21,107)
Performance Shares | Share option plan, granted in 2015 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,266,518	1,364,269
Shares lapsed	(44)
Shares vested	15,985	21,107
Shares exercised	(31,407)	(118,858)
At end of period	1,251,052	1,266,518
Performance Shares | Share option plan, granted in 2016 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	22,192	30,808
Shares vested	(22,192)	(30,808)
Performance Shares | Share option plan, granted in 2016 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,841,196	1,942,074
Shares lapsed	(91)	(58)
Shares vested	22,192	30,808
Shares exercised	(435,337)	(131,628)
At end of period	1,427,960	1,841,196
Performance Shares | Share option plan, granted in 2017 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	16,294	24,878
Shares vested	(16,294)	(24,878)
Performance Shares | Share option plan, granted in 2017 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,324,727	1,625,618
Shares lapsed	(1,405)	(1,025)
Shares vested	16,294	24,878
Shares exercised	(129,684)	(324,744)
At end of period	1,209,932	1,324,727
Performance Shares | Share option plan, granted in 2018 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	14,597	891,744
Shares awarded	20,482	34,531
Shares lapsed		(5,910)
Shares vested	(35,079)	(905,768)
At end of period		14,597
Performance Shares | Share option plan, granted in 2018 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,987,868	1,538,591
Shares lapsed	(7,152)	(5,058)
Shares vested	35,079	905,768
Shares exercised	(451,341)	(451,433)
At end of period	1,564,454	1,987,868
Performance Shares | Share option plan, granted in 2019 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	461,663	4,776,149
Shares awarded	40,825	132,345
Shares lapsed	(21,670)	(332,441)
Shares vested	(480,818)	(4,114,390)
At end of period		461,663
Performance Shares | Share option plan, granted in 2019 | Options outstanding (exercisable)
Share-based payments
At beginning of period	2,213,079
Shares lapsed	(3,758)	(22,984)
Shares vested	480,818	4,114,390
Shares exercised	(919,141)	(1,878,327)
At end of period	1,770,998	2,213,079
Performance Shares | Share option plan, granted in 2020 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	3,186,387	3,471,012
Shares awarded	68,967
Shares lapsed	(1,141,319)	(284,625)
Shares vested	(2,114,035)
At end of period		3,186,387
Performance Shares | Share option plan, granted in 2020 | Options outstanding (exercisable)
Share-based payments
Shares vested	2,114,035
Shares exercised	(872,037)
At end of period	1,241,998
Performance Shares | Share option plan, granted in 2021 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	3,797,985	4,137,673
Shares lapsed	(165,786)	(339,688)
At end of period	3,632,199	3,797,985
Performance Shares | Share option plan, granted in 2022 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	4,845,900
Shares awarded	31,248	4,964,496
Shares lapsed	(205,496)	(118,596)
Shares vested	(5,951)
At end of period	4,665,701	4,845,900
Performance Shares | Share option plan, granted in 2022 | Options outstanding (exercisable)
Share-based payments
Shares vested	5,951
At end of period	5,951
Performance Shares | Share option plan, granted in 2023 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	5,876,229
Shares lapsed	(1,179,468)
Shares vested	(57,770)
At end of period	4,638,991
Performance Shares | Share option plan, granted in 2023 | Options outstanding (exercisable)
Share-based payments
Shares vested	57,770
Shares exercised	(57,770)
Restricted Shares | Share option plan, granted in 2023 | Options outstanding (not exercisable)
Share-based payments
Shares awarded | shares	1,163,570
Shares lapsed | shares	(130,820)
Shares vested | shares	(21,330)
At end of period | shares	1,011,420
Restricted Shares | Share option plan, granted in 2023 | Options outstanding (exercisable)
Share-based payments
Shares vested | shares	21,330
Shares exercised | shares	(21,330)